Investment Risks	Feb. 27, 2026
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, you could lose money over any period of time.
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Below investment grade securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Below investment grade securities risk: Below investment grade securities (commonly referred to as "junk bonds") are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of below investment grade securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities.

Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Conflict of interest risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Conflict of interest risk: Affiliates of UBS AM (Americas) may participate in the primary and secondary market for loans. Because of limitations imposed by applicable law, the presence of UBS AM (Americas)'s affiliates in the loans market may restrict the fund's ability to acquire some loans or affect the timing or price of such acquisitions.

Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk: The issuer of a security, the borrower of a loan or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the fund's investment in that issuer. Non-investment grade securities carry a higher risk of default and should be considered speculative.

Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk: Investing outside the U.S. carries additional risks that include:

•  Currency risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

•  Information risk Key information about an issuer, security or market may be inaccurate or unavailable.

•  Political risk Foreign governments may expropriate assets, impose capital or currency controls and/or sanctions, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the

United States. Other political risks include economic policy changes, social and political instability, military action and war, such as the war between Russia and Ukraine and the conflict between Israel and Hamas.

Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Illiquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Illiquidity risk: Due to restrictions on transfers in loan agreements and the nature of the private syndication of Senior Loans including, for example, the lack of publicly available information, some Senior Loans are not as easily purchased or sold as publicly traded securities. No active trading market may exist for certain Senior Loans and other fixed income instruments and some Senior Loans may be subject to restrictions on resale. Secondary markets may be subject to irregular trading activity and wide bid/ask spreads. This may impair the ability of the fund to sell or realize the full value of its Senior Loans or other fixed income instruments in the event of a need to liquidate such assets.

Transactions in Senior Loans may settle on a delayed basis, resulting in the proceeds from the sale of Senior Loans not being readily available to make additional investments or to meet the fund's redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the fund may hold cash, sell investments or temporarily borrow from banks or other lenders.

Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk: Changes in interest rates may cause a decline in the market value of an investment. With loans, bonds and other fixed income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the fund's performance. Generally, the longer the maturity or duration of a debt instrument, the greater the impact of a change in interest on the instrument's value. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates. The impact of interest rate changes on floating rate instruments is typically mitigated by the periodic interest rate adjustments of the instruments.

Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The market value of an instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause an instrument to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could have a significant impact on the fund and its investments. Market risk is common to most investments—including stocks, bonds and commodities—and the mutual funds that invest in them. The performance of "value" stocks and "growth"

stocks may rise or decline under varying market conditions—for example, value stocks may perform well under circumstances in which growth stocks in general have fallen.

Bonds and other fixed income securities generally involve less market risk than stocks and commodities. However, the risk of bonds can vary significantly depending upon factors such as the issuer's creditworthiness and a bond's maturity. The bonds of some companies may be riskier than the stocks of others.

Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment risk: In a declining interest rate environment, prepayment of loans and other fixed income instruments with high stated interest rates may increase. In such circumstances, the fund may have to reinvest the prepayment proceeds at lower yields.

Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Reference rate replacement risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reference rate replacement risk: The fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate ("LIBOR") to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom's Financial Conduct Authority ("FCA"), which regulates LIBOR, ceased publishing all LIBOR settings. In April 2023, the FCA announced that some USD LIBOR settings would continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. After September 30, 2024, the remaining synthetic LIBOR settings ceased to be published, and all LIBOR settings have permanently ceased. The Secured Overnight Financing Rate ("SOFR") is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement ("repo") market and has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Senior loans risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Senior loans risks: Senior Loans are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans are also subject to heightened prepayment risk, as they usually have mandatory and optional prepayment provisions. Senior Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.

Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation risk: The lack of an active trading market may make it difficult to obtain an accurate price for an instrument held by the fund.
Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, you could lose money over any period of time.
Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Below investment grade securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Below investment grade securities risk: Below investment grade securities (commonly referred to as "junk bonds") are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of below investment grade securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Collateralized loan obligations risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateralized loan obligations risk: CLOs are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Conflict of interest risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Conflict of interest risk: Affiliates of UBS AM (Americas) may act as underwriter, lead agent or administrative agent for loans and participate in the secondary market for loans. Because of limitations imposed by applicable law, the presence of UBS AM (Americas)'s affiliates in the primary and secondary markets for loans may restrict the fund's ability to acquire some loans or affect the timing or price of such acquisitions.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible securities risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. The fund, as a holder of convertible bonds, may at times be allocated phantom taxable income from bond issuers, potentially retroactively or otherwise without notice.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk: The issuer of a security, the borrower of a loan or the counterparty to a contract, including derivatives contracts, may default or otherwise become unable to honor a financial obligation. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the fund's investment in that issuer. Non-investment grade securities carry a higher risk of default and should be considered speculative.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives risk: Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, instrument or index. The fund may use derivatives as part of a strategy designed to reduce exposure to certain risks, such as currency risk. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as illiquidity risk, interest rate risk, market risk and regulatory risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk: An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.
Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk: Investing outside the U.S. carries additional risks that include:

•  Currency risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

•  Information risk Key information about an issuer, security or market may be inaccurate or unavailable.

•  Political risk Foreign governments may expropriate assets, impose capital or currency controls, and/or sanctions impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war, such as the war between Russia and Ukraine and the conflict between Israel and Hamas.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Futures contracts risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures contracts risk: The risks associated with the fund's use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the fund has insufficient cash to meet margin requirements, the fund may need to sell other investments, including at disadvantageous times.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Hedged exposure risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Hedged exposure risk: The fund's hedging activities could multiply losses generated by a derivative used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Illiquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Illiquidity risk: Certain portfolio holdings may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other holdings instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance. Liquid investments may become illiquid after purchase by the fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the fund.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk: Changes in interest rates may cause a decline in the market value of an investment. With bonds and other debt instruments, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the fund's performance. Generally, the longer the maturity or duration of a debt instrument, the greater the impact of a change in interest rates on the instrument's value. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The market value of an instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause an instrument to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could have a significant impact on the fund and its investments. Market risk is common to most investments—including stocks, bonds and commodities—and the mutual funds that invest in them. The performance of "value" stocks and "growth" stocks may rise or decline under varying market conditions—for example, value stocks may perform well under circumstances in which growth stocks in general have fallen.

Bonds and other fixed income securities generally involve less market risk than stocks and commodities. However, the risk of bonds can vary significantly depending upon factors such as the issuer's creditworthiness and a bond's maturity. The bonds of some companies may be riskier than the stocks of others.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities risks: The value of the fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment risk: In a declining interest rate environment, prepayment of loans and other fixed income instruments with high stated interest rates may increase. In such circumstances, the fund may have to reinvest the prepayment proceeds at lower yields.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Senior loans risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Senior loans risks: Senior Loans are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans are also subject to heightened prepayment risk, as they usually have mandatory and optional prepayment provisions. Senior Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Short position risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short position risk: The fund may enter into a short position through a futures contract or swap agreement or by selling a security short. Taking short positions involves leverage of the fund's assets and presents var-

ious risks. If the price of the asset, instrument or market on which the fund has taken a short position increases, then the fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to a third party in connection with the short sale. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. The fund's loss on a short sale could theoretically be unlimited in a case where the fund is unable, for whatever reason, to close out its short position.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government securities risk: Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation risk: The lack of an active trading market may make it difficult to obtain an accurate price for an instrument held by the fund. Many derivative instruments are not actively traded.